Sale of Vessels and Other Assets Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]	The following table summarizes the two Suezmax tankers and the ship-to-ship transfer assets and liabilities which were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2019:

As at December 31, 2019	Tanker Segment $	Ship-to-Ship Transfer Segment (note 4) $	Total $

Cash and cash equivalents	—	1,121	1,121
Restricted cash - current	—	337	337
Accounts receivable	—	4,129	4,129
Bunker and lube oil inventory	2,017	—	2,017
Prepaid expenses	—	510	510
Vessel and equipment	37,240	7,562	44,802
Intangibles (i)	—	6,880	6,880
Goodwill (i)	—	5,633	5,633
Other non current assets	—	29	29
Total assets held for sale	39,257	26,201	65,458
Current liabilities	—	2,650	2,650
Other long term liabilities	—	330	330
Total liabilities associated with assets held for sale	—	2,980	2,980
Net assets held for sale	39,257	23,221	62,478
i.91% of the intangible assets and goodwill relating to support services and 100% of the LNG business intangibles and goodwill have been allocated as held for sale.